UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap
         London, United Kingdom   EC3M 1LX




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  D.F. Allison
Title: Company Secretary
Phone: +44 171 711 0771

Signature, Place and Date of Signing:

/s/  D.F. Allison  London, United Kingdom  July 29, 1999
     ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:

Form 13F Information Table Entry Total:       34

Form 13F Information Table Value Total:   307920

List of Other Included Managers:

No.  13F File Number     Name




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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Asia Pacific Fund, Inc         Common            44901106     5536   562400 SH       SOLE                562400
Asia Tigers Fund, Inc          Common            0456T105    16218  1724190 SH       SOLE               1724190
Brazilian Equity Fund, Inc     Common           105884100      598   128333 SH       SOLE                128333
Chile Fund, Inc                Common           168834109     2225   195100 SH       SOLE                195100
China Fund, Inc                Common           169373107      850    70500 SH       SOLE                 70500
Emerging Markets Infrastructur Common           290921105     3971   432250 SH       SOLE                432250
European Warrant Fund          Common           298792102     3304   215300 SH       SOLE                215300
Fidelity Advisor Emerging Asia Common           315803106     7233   483800 SH       SOLE                483800
Fidelity Advisor Korea Fund, I Common           315804104     7014   703570 SH       SOLE                703570
First Israel Fund, Inc         Common           32063L100     3622   241460 SH       SOLE                241460
First Philipine Fund, Inc      Common           336100102     1061   129600 SH       SOLE                129600
Foreign & Colonial Emerging Mi Common           345451108     5013   364560 SH       SOLE                364560
Greater China Fund, Inc        Common           39167B102     4223   447500 SH       SOLE                447500
Irish Investment Fund, Inc     Common           462710104      114     6900 SH       SOLE                  6900
India Fund, Inc.               Common           454089102    30936  3183096 SH       SOLE               3183096
India Growth Fund, Inc.        Common           454090101    10241  1074430 SH       SOLE               1074430
Jardine Fleming China Region F Common           471110106     1947   234200 SH       SOLE                234200
Jardine Fleming India Fund, In Common           471112102     3516   506800 SH       SOLE                506800
Korean Investment Fund, inc    Common           500637103     6763   883300 SH       SOLE                883300
Korea Equity Fund, Inc         Common           50063B104     2748   526500 SH       SOLE                526500
Latin America Investment Fund, Common           518279104     4818   425900 SH       SOLE                425900
Latin American Equity Fund, In Common           51827T100     4838   467700 SH       SOLE                467700
Korea Fund, Inc                Common           500634100     7117   486600 SH       SOLE                486600
Mexico Equity and Income Fund, Common           592834105     1179   158494 SH       SOLE                158494
Mexico Fund, Inc               Common           592835102    67212  4020156 SH       SOLE               4020156
Morgan Stanley Africa Investme Common           617444104    31395  3179250 SH       SOLE               3179250
Morgan Stanley Asia Pacific Fu Common           61744U106    20059  2090800 SH       SOLE               2090800
Morgan Stanley India Investmen Common           61745C105    25038  2626933 SH       SOLE               2626933
Southern Africa Fund, Inc.     Common           842157109      150    13091 SH       SOLE                 13091
Taiwan Equity Fund, Inc.       Common           874031107     6045   456200 SH       SOLE                456200
Templeton Dragon Fund, Inc     Common           88018T101    13702  1245600 SH       SOLE               1245600
Templeton China World Fund, In Common           88018X102     8145   917700 SH       SOLE                917700
Templeton Vietnam & South East Common           88022J107     1010    92900 SH       SOLE                 92900
Turkish Investment Fund, Inc.  Common           900145103       83    12600 SH       SOLE                 12600
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